Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Lake Partners LASSO Alternatives Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return with reduced correlation to the conventional stock and bond markets.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fee and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio) except that it generally does not incur transaction costs when it buys mutual fund shares. Underlying funds will also incur these costs. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.60%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

		Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is structured as a fund of funds. Under normal circumstances, the Fund pursues its objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"), that use alternative or hedging strategies ("Alternative Mutual Funds"). The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which provide exposure to hedging or alternative investment strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets in Alternative Mutual Funds and other investments with exposure to hedging or alternative investment strategies. The Fund's strategy is implemented by the subadviser using its proprietary LASSO®, Long and Short Strategic Opportunities®, strategy. The LASSO strategy is intended to produce long-term total returns with less volatility than the overall stock market and reduced correlation to conventional asset classes, across a variety of market climates.

Hedging strategies used by underlying funds include the use of short selling, options, futures, derivatives or similar instruments in an attempt to mitigate risk. Alternative investment strategies include long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives for hedging and return purposes; illiquid, private placement or distressed securities; and other investments and investment techniques that are expected to have reduced correlation with major market indices. The Fund generally seeks to maintain net equity exposure ranging from twenty percent to fifty percent of net assets.

		The subadviser employs a top down and bottom up approach to underlying fund selection. Top down measures include an assessment of economic trends and market opportunities and an evaluation of strategy dynamics and risks. The bottom up portion of the investment process involves both qualitative and quantitative measures. In selecting underlying funds the subadviser looks at certain criteria, including consistency of performance, on both an absolute and relative basis, changes in volatility and correlations over time, investment style of the underlying fund including the investment process and portfolio characteristics, character of the underlying fund manager and transparency with investors and sound organizational structure. To manage risk, the subadviser monitors volatility and net equity exposure, maintains a diversified portfolio, utilizes a dynamic and flexible allocation process across changing investment environments and applies judgment to a strong sell discipline. The Fund's investment strategies may result in high portfolio turnover.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund. The risks discussed below for the underlying funds expose the Fund to the same risks.

Aggressive Investment Technique Risk. Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

CFTC Regulation Risk. The Fund is presently exempt from regulation as a "commodity pool" under Commodity Futures Trading Commission ("CFTC") Rule 4.5. However, the CFTC has adopted amendments to CFTC Rule 4.5, which may subject the Fund to regulation by the CFTC, and the Fund may be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. While the investment adviser and subadviser intend to operate the Fund within the parameters of the exemption, the application of these amendments to "funds-of-funds" is not certain.

Commodity Risk. Investing in underlying funds that invest long or short in the commodities market and commodities-linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund's ability to invest in underlying funds that invest in the commodities market and its ability to invest in commodities linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies. The Fund's ability to invest in underlying funds that invest in the commodities market may also be limited by Commodity Exchange Act rules.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield. When underlying funds use derivative instruments to seek credit exposure to underlying issuers, the underlying funds are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying funds invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the underlying funds are subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Currency Risk. The value of the securities held by an underlying fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that an underlying fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the underlying fund to the effects of leverage, which could increase the underlying fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the underlying fund. The use of derivatives can magnify gains or losses.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in exchange-traded funds ("ETFs") and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

Exchange-Traded Note Risk. The returns of exchange-traded notes ("ETNs") are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer's credit quality or a downgrade in the issuer's credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs' fees and expenses as well as their share of the Fund's fees and expenses.

Fixed Income Risk. Investing in underlying funds that invest long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Investing in underlying funds that invest long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

Fund-of-Funds Structure Risk. Your cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds. Furthermore, the Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the underlying fund's value or prevent the fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the adviser's skill in selecting managers and the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund's share price. An underlying fund may decline in value even when the values of stocks or bonds in general are rising. Overall financial market risks affect the value of the underlying funds and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-Diversified Risk. An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of securities by the Fund or underlying funds may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund's performance.

		Short Sales Risk. The underlying funds may sell securities short. Short sales involve the risk that an underlying fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by an underlying fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If underlying funds take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, an underlying fund's potential losses could exceed those of mutual funds that hold only long positions.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class I shares of the Fund has varied from year to year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares of the Fund has varied from year to year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 09/10 5.38% Worst quarter: 09/11 (7.25)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.31%
1 Year	rr_ExpenseExampleYear01	334
3 Years	rr_ExpenseExampleYear03	1,018
5 Years	rr_ExpenseExampleYear05	1,726
10 Years	rr_ExpenseExampleYear10	3,604
1 Year	rr_AverageAnnualReturnYear01	7.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2010
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%
1 Year	rr_ExpenseExampleYear01	309
3 Years	rr_ExpenseExampleYear03	945
5 Years	rr_ExpenseExampleYear05	1,606
10 Years	rr_ExpenseExampleYear10	3,374
2010	rr_AnnualReturn2010	8.79%
2011	rr_AnnualReturn2011	(1.60%)
2012	rr_AnnualReturn2012	7.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.25%)
1 Year	rr_AverageAnnualReturnYear01	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception	7.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND | Return After Taxes on Distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.05%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2009
ASTON/LAKE PARTNERS LASSO ALTERNATIVES FUND | HFRX Equity Hedge Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares computed from February 28, 2010 is (2.62)%).

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.39%
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%

[1]	Other expenses include fees equal to 0.04% recouped by the adviser pursuant to an expense reimbursement agreement. The expense reimbursement agreement provides that for a period of up to three years from the fiscal year end during which management fees were waived or operating expenses reimbursed, the adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's Total Annual Operating Expenses for a class, not including investment related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense limit applicable to each class after such reimbursement.
[2]	Acquired Fund Fees and Expenses includes dividend and interest expense on short sales in underlying funds that engage in short selling, currently estimated at 0.46% based on publicly available information.